Property and Equipment, Net (Tables)	12 Months Ended
Aug. 31, 2019
Property and Equipment, Net
Summary of property and equipment, net

	As of August 31,
	2018	2019	2019
	RMB	RMB	US$
Furniture	45,833	60,071	8,396
Electronic equipment	121,036	184,265	25,756
Vehicles	2,594	3,828	535
Leasehold improvements	634,546	800,545	111,897
Buildings	44,776	44,776	6,259
	848,785	1,093,485	152,843
Less: accumulated depreciation	(412,953)	(539,076)	(75,350)

Construction in progress	14,158	13,578	1,898
Property and equipment, net	449,990	567,987	79,391